Certain Relationships and Related Transactions	12 Months Ended
Apr. 30, 2016
Certain Relationships and Related Transactions
24.	Certain Relationships and Related Transactions

The Company believes that the transactions and agreements discussed below (including renewals of any existing agreements) between the Company and related third parties are at least as favorable to the Company as the transactions and agreements that could have been entered into with unrelated parties at the time they were entered into. The Audit Committee of the Board of Directors utilizes procedures in evaluating the terms and provisions of proposed related party transactions or agreements in accordance with the fiduciary duties of directors under Delaware law. The Company’s related party transaction procedures contemplate Audit Committee review and approval of all new agreements, transactions or courses of dealing with related parties, including any modifications, waivers or amendments to existing related party transactions. The Company tests to ensure that the terms of related party transactions are at least as favorable to the Company as the terms that could have been obtained from unrelated parties at the time of the transaction. The Audit Committee considers, at a minimum, the nature of the relationship between the Company and the related party, the history of the transaction (in the case of modifications, waivers or amendments), the terms of the proposed transaction, the Company’s rationale for entering the transaction and the terms of comparable transactions with unrelated third parties. In addition, management and internal audit annually analyze all existing related party agreements and transactions and review them with the Audit Committee.

The Company completed the acquisition (the Acquisition) of B&N College from Leonard Riggio and Louise Riggio (the Sellers) on September 30, 2009. In connection with the closing of the Acquisition, the Company issued the Sellers (i) a senior subordinated note in the principal amount of $100,000, with interest of 8% per annum payable on the unpaid principal amount, which was paid on December 15, 2010 in accordance with its scheduled due date, and (ii) a junior subordinated note in the principal amount of $150,000 (the Junior Seller Note), with interest of 10% per annum payable on the unpaid principal amount, which was paid on September 30, 2014 in accordance with its scheduled due date. Pursuant to a settlement agreed to on June 13, 2012, the Sellers waived their right to receive $22,750 in principal amount (and interest on such principal amount) of the Junior Seller Note.

On July 14, 2015, the Board approved the final distribution ratio and declared a pro rata dividend of the outstanding shares of B&N Education common stock, which resulted in the complete legal and structural separation of the two companies on August 2, 2015.

In fiscal 2011, the Company entered into an agreement with MBS Textbook Exchange, Inc. (MBS), which is majority-owned by Leonard Riggio and other members of the Riggio family. MBS is a new and used textbook wholesaler, which also sells textbooks online and provides bookstore systems and distant learning distribution services. Pursuant to this agreement, MBS agrees to purchase at the end of a given semester certain agreed upon textbooks, which the Company shall have rented to students during such semester. Total sales to MBS under this program were $2, $619 and $1,388 for fiscal 2016, fiscal 2015 and fiscal 2014, respectively. Total outstanding amounts payable to MBS for these arrangements, net of any amounts due, were $183 and $165 for fiscal 2016 and fiscal 2015, respectively.

The Company purchases new and used textbooks directly from MBS. Total purchases were $7,092, $14,594 and $14,371 for fiscal 2016, fiscal 2015 and fiscal 2014, respectively. MBS sells used books through the Barnes & Noble dealer network. The Company earned a commission of $268, $316 and $315 on the MBS used book sales in fiscal 2016, fiscal 2015 and fiscal 2014, respectively. In addition, Barnes & Noble hosts pages on its website, through which Barnes & Noble customers are able to sell used books directly to MBS. The Company is paid a fixed commission on the price paid by MBS to the customer. Total commissions paid to the Company under this arrangement were $68, $91 and $99 for fiscal 2016, fiscal 2015 and fiscal 2014, respectively.

In fiscal 2010, the Company entered into an agreement with TXTB.com LLC (TXTB), a subsidiary of MBS, pursuant to which the marketplace program on the Barnes & Noble website was made available through the TXTB website. The Company receives a fee from third-party sellers for sales of marketplace items sold on the TXTB website and, upon receipt of such fee, the Company remits a separate fee to TXTB for those sales. In fiscal 2011, the Company entered into an agreement with TXTB, pursuant to which the Company became the exclusive provider of trade books to TXTB customers through the TXTB website. TXTB receives a commission from the Company on each purchase by a TXTB customer. In fiscal 2013, the Company also entered into an agreement with MBS Direct, a division of MBS, pursuant to which the marketplace program on the Barnes & Noble website was made available through the MBS Direct website. The Company receives a fee from third-party sellers for sales of marketplace items sold on the MBS Direct website and, upon receipt of such fee, the Company remits a separate fee to MBS Direct for those sales. Total commissions paid to TXTB and MBS Direct under these arrangements were $515, $429 and $238 during fiscal 2016, fiscal 2015 and fiscal 2014, respectively. Outstanding amounts payable to TXTB and MBS Direct were $0 and $7 for fiscal 2016 and fiscal 2015, respectively.

In fiscal 2010, the Company entered into an Aircraft Time Sharing Agreement with LR Enterprises Management LLC (LR Enterprises), which is owned by Leonard Riggio and Louise Riggio, pursuant to which LR Enterprises granted the Company the right to use a jet aircraft owned by it on a time-sharing basis in accordance with, and subject to the reimbursement of certain operating costs and expenses as provided in, the Federal Aviation Regulations (FAR). Such operating costs were $63, $155 and $175 during fiscal 2016, fiscal 2015 and fiscal 2014, respectively. LR Enterprises is solely responsible for the physical and technical operation of the aircraft, aircraft maintenance and the cost of maintaining aircraft liability insurance, other than insurance obtained for the specific flight as requested by the Company, as provided in the FAR.

The Company has leases for two locations for its corporate offices with related parties: the first location is leased from an entity, in which Leonard Riggio has a majority interest, under a lease expiring in 2023, and the second location is leased from an entity, in which Leonard Riggio has a minority interest, under a lease expiring in 2016. The space was rented at an aggregate annual rent, including real estate taxes, of approximately $7,784, $6,834 and $4,299 during fiscal 2016, fiscal 2015 and fiscal 2014, respectively.

The Company leased an office/warehouse from a partnership, in which Leonard Riggio has a 50% interest, pursuant to a lease terminated effective December 30, 2015. The space was rented at an annual rent of $456, $262 and $707 during fiscal 2016 through the date of termination, fiscal 2015 and fiscal 2014, respectively. During fiscal 2015, the Company received credits totaling $418, representing the net effect of inadvertent overpayment of construction expenses and underpayment of base rent previously paid. Net of subtenant income, the Company paid rent of $179 during fiscal 2016 through the date of termination, received $174 during fiscal 2015 due to credits noted above and paid $270 during fiscal 2014.

The Company was provided with national freight distribution and trucking services by Argix Direct Inc. (Argix), a company in which a brother of Leonard Riggio owned a 20% interest. The Company paid Argix $19,102, $47,536 and $52,087 for such services during fiscal 2016 through the date of termination, fiscal 2015 and fiscal 2014, respectively. The contracted relationship between Argix and the Company has terminated due to Argix exiting the industry during fiscal 2016.

On August 18, 2011, the Company entered into an investment agreement between the Company and Liberty GIC, Inc. (Liberty), pursuant to which the Company issued and sold to Liberty, and Liberty purchased, 204,000 shares of the Company’s Series J Preferred Stock, par value $0.001 per share (Preferred Stock), for an aggregate purchase price of $204,000 in a private placement exempt from the registration requirements of the 1933 Act. The shares of Preferred Stock were convertible, at the option of the holders, into shares of Common Stock representing 16.6% of the Common Stock outstanding as of August 29, 2011 (after giving pro forma effect to the issuance of the Preferred Stock) based on the initial conversion rate. The initial conversion rate reflected an initial conversion price of $17.00 and was subject to adjustment in certain circumstances. The initial dividends rate for the Preferred Stock was equal to 7.75% per annum of the initial liquidation preference of the Preferred Stock paid quarterly and subject to adjustment in certain circumstances.

On July 10, 2015, the Company gave notice of its exercise of the right to force conversion of all outstanding shares of its Senior Convertible Redeemable Series J Preferred Stock into Company Common Stock pursuant to Section 9 of the Certificate of Designations, Preferences and Relative Participating, Optional and Other Special Rights and Qualifications, Limitations and Restrictions of Series J Preferred Stock, dated as of August 18, 2011 (the Forced Conversion). The effective date of the Forced Conversion was July 24, 2015. On the date of the Forced Conversion, each share of Series J Preferred Stock was automatically converted into 59.8727 shares of Company Common Stock, which included shares of Company Common Stock reflecting accrued and unpaid dividends on Series J Preferred Stock. Each holder of Series J Preferred Stock received whole shares of Company Common Stock and a cash amount in lieu of fractional shares of Company Common Stock.

As a result of the Forced Conversion and an earlier voluntary conversion, all shares of Series J Preferred were retired by the Company and are no longer outstanding.

The Company purchased trade books, primarily craft and hobby books, from Leisure Arts, Inc. (Leisure Arts), a subsidiary of Liberty Media. Total purchases from Leisure Arts following the date of the Liberty investment were $38 during fiscal 2014. In fiscal 2013, the Company entered into an agreement with Sirius XM Radio, Inc. (Sirius), a subsidiary of Liberty Media, pursuant to which Sirius registered for the NOOK® developer program whereby Sirius applications were made available for consumer download on NOOK® devices. Total commissions received from Sirius during fiscal 2014 were $1.